Current and deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2019
Current And Deferred Income Tax Liability [Abstract]
Schedule of income and resource taxes
	2019	2018
	$	$
Current Tax Expense

Current income tax	17,416	25,432
	17,416	25,432

Deferred Tax Recovery

Deferred tax expense (recovery)	(4,888)	908
	(4,888)	908

Total tax expense	12,528	10,348

Schedule of reconciliation between income tax expense and the product of loss

A reconciliation between income tax expense and the product of loss before income taxes multiplied by the combined Canadian federal and provincial income tax rate for the period ended December 31 is as follows:

	2019	2018
	$	$
Income before income taxes	21,945	52,180

Expected Tax Rate @ 26.50% (2018 - 26.50%)	5,776	13,828
Effect of tax rate differences	567	1,672
Stock based compensation costs	291	395
Other non-deductible expenses	616	84
Unrealized foreign exchange income	412	347
Inflation adjustment for Mexico tax purposes	(224)	(321)
Expired losses	720	381
Change in benefit of other temporary differences not recognized	1,925	572
Foreign exchange and other	(1,391)	2,555
Mining royalties and other	3,836	6,827
	12,528	26,340

Schedule of temporary differences and components and movements of net deferred tax assets and liabilities

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2018	Change in 2018	December 31, 2018	Change in 2019	December 31, 2019
	$	$	$	$	$

Property, Plant, and equipment	(1,796)	130	(1,666)	850	(816)
Inventory	(1,462)	(636)	(2,098)	920	(1,178)
Provisions	667	2,089	2,756	970	3,726
Decommissioning liabilities	3,928	(24)	3,904	1,098	5,002
Mining royalties	1,241	223	1,464	151	1,615
Mining assets	(42,041)	76	(41,965)	(589)	(42,554)
Deferred revenue	—	—	—	—	—
Other items	1,532	(1,216)	316	1,982	2,298
Non-capital losses	8,048	(1,496)	6,552	(266)	6,286
	(29,883)	(854)	(30,737)	5,116	(25,621)

 Deferred tax assets have not been recognized in respect of the following temporary differences:

	2019	2018
	$	$
Non-capital and capital losses	46,364	37,696
Property, plant and equipment	49	9
Mineral properties	2,236	2,128
Other	(56)	(53)
	48,593	39,780